FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (977)	$ 5,151
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	629	5,073
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(533)	714
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(163)	984
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(293)	(654)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (617)	$ (966)